Quarterly Report
November 30, 2023
SSGA Funds
State Street International Stock Selection Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Schedules of Investments (Unaudited)
State Street International Stock Selection Fund	1
Notes to Schedules of Investments (Unaudited)	6
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS
November 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.5%
AUSTRALIA — 8.7%
Accent Group Ltd.	39,486	$47,093
BHP Group Ltd.	11,266	344,658
BlueScope Steel Ltd.	88,866	1,220,164
Brambles Ltd.	134,621	1,186,604
Fortescue Ltd.	63,372	1,046,407
Helia Group Ltd.	190,001	518,493
JB Hi-Fi Ltd. (a)	4,336	137,062
Magellan Financial Group Ltd. (a)	13,800	67,841
McMillan Shakespeare Ltd.	52,088	613,313
Rio Tinto PLC	13,582	925,744
Scentre Group REIT	626,031	1,096,172
Sonic Healthcare Ltd.	56,955	1,097,755
Stockland REIT	512,034	1,397,288
Ventia Services Group Pty. Ltd.	314,381	623,182
Vicinity Ltd. REIT	652,679	817,233
		11,139,009
BELGIUM — 0.2%
Bekaert SA	3,477	161,305
X-Fab Silicon Foundries SE (b) (c)	9,791	112,223
		273,528
CHINA — 0.8%
CITIC Telecom International Holdings Ltd.	1,122,000	429,478
Yangzijiang Shipbuilding Holdings Ltd.	496,800	538,506
		967,984
DENMARK — 2.6%
D/S Norden AS	6,696	303,873
H Lundbeck AS	41,939	200,245
Novo Nordisk AS Class B	14,329	1,455,151
Pandora AS	4,610	622,102
Per Aarsleff Holding AS	2,878	136,364
Sydbank AS	12,634	554,899
		3,272,634
FINLAND — 1.3%
Nordea Bank Abp	135,950	1,517,674
Puuilo OYJ	11,373	107,888
		1,625,562
FRANCE — 7.7%
BNP Paribas SA	27,958	1,758,074
Carmila SA REIT	19,517	302,093
Carrefour SA	66,589	1,260,827
Cie de Saint-Gobain SA	23,367	1,521,267
Cie des Alpes	7,574	116,245
Coface SA	40,410	490,447
Eurazeo SE	11,175	837,491
Hermes International SCA	19	39,382
Ipsen SA	7,343	827,261
LVMH Moet Hennessy Louis Vuitton SE	664	507,887
Publicis Groupe SA	16,931	1,429,753
Security Description	Shares	Value
Rexel SA	25,862	$622,977
TotalEnergies SE	1,186	80,375
Verallia SA (b)	704	25,043
		9,819,122
GERMANY — 7.8%
Allianz SE	6,538	1,641,092
Bayerische Motoren Werke AG	14,226	1,480,212
Bilfinger SE	767	29,555
Cewe Stiftung & Co. KGAA	1,301	138,781
Commerzbank AG	53,991	660,860
Deutsche Bank AG	117,189	1,457,504
Deutsche Telekom AG	31,505	753,593
Fresenius Medical Care AG & Co. KGaA	17,925	734,213
Fresenius SE & Co. KGaA	40,335	1,277,187
Heidelberg Materials AG	17,683	1,439,747
JOST Werke SE (b)	558	25,237
SAF-Holland SE	13,224	213,036
TeamViewer SE (b) (c)	8,136	117,652
		9,968,669
HONG KONG — 0.7%
Bank of East Asia Ltd.	185,200	224,526
Luk Fook Holdings International Ltd.	82,000	228,848
PAX Global Technology Ltd.	392,000	290,062
SmarTone Telecommunications Holdings Ltd.	153,000	74,431
United Laboratories International Holdings Ltd.	78,000	79,884
		897,751
INDONESIA — 0.6%
First Pacific Co. Ltd.	1,504,000	594,954
First Resources Ltd.	186,800	194,103
		789,057
IRELAND — 0.6%
AerCap Holdings NV (c)	11,600	791,352
ISRAEL — 1.0%
Bank Hapoalim BM	145,664	1,230,282
ITALY — 3.7%
A2A SpA	204,234	438,615
Coca-Cola HBC AG	38,517	1,067,822
Enel SpA	12,454	87,926
Intesa Sanpaolo SpA (a)	193,734	557,038
Iren SpA	35,816	79,453
Iveco Group NV (c)	46,059	374,009
UniCredit SpA	59,933	1,629,949
Unipol Gruppo SpA	79,609	455,802
		4,690,614
JAPAN — 22.6%
Aisin Corp.	12,500	459,581
Amano Corp.	6,900	146,461
Canon, Inc.	56,300	1,445,664
Chubu Electric Power Co., Inc.	107,400	1,323,484

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2023 (Unaudited)

Security Description	Shares	Value
Chugoku Marine Paints Ltd.	8,600	$89,388
Citizen Watch Co. Ltd.	94,200	550,866
COMSYS Holdings Corp.	9,800	211,983
Daiwa House Industry Co. Ltd.	7,500	212,414
Daiwa Industries Ltd.	5,100	49,603
Daiwa Securities Group, Inc.	23,400	150,792
Denso Corp.	45,600	711,712
Doshisha Co. Ltd.	1,600	22,771
FCC Co. Ltd.	18,500	228,099
Hachijuni Bank Ltd.	100,600	543,577
Hitachi Ltd.	10,100	700,651
Honda Motor Co. Ltd.	151,900	1,546,048
INFRONEER Holdings, Inc.	32,700	344,402
Inpex Corp.	71,500	1,007,925
Japan Post Insurance Co. Ltd.	13,900	259,230
Kawasaki Kisen Kaisha Ltd. (a)	13,600	475,991
Konishi Co. Ltd. (a)	7,700	134,098
Kuraray Co. Ltd.	39,200	397,790
KYB Corp.	4,300	137,910
Kyoei Steel Ltd.	21,400	300,229
Lawson, Inc.	9,900	488,857
Marubeni Corp.	80,600	1,254,176
Mazda Motor Corp.	50,400	536,601
Mitsubishi Corp.	32,800	1,523,410
Mitsui & Co. Ltd.	43,900	1,596,579
NEC Corp.	25,300	1,406,124
Nomura Real Estate Holdings, Inc.	36,000	875,111
Obara Group, Inc. (a)	1,500	37,434
Okamura Corp.	18,800	270,220
Otsuka Holdings Co. Ltd.	3,200	122,790
Pressance Corp. (a)	4,100	41,592
Renesas Electronics Corp. (c)	87,100	1,529,508
San-Ai Obbli Co. Ltd.	32,800	357,734
Sanken Electric Co. Ltd.	800	40,766
Sankyo Co. Ltd.	9,600	413,630
Subaru Corp.	74,100	1,309,970
Sumitomo Corp.	66,200	1,384,190
Takara Holdings, Inc. (a)	73,300	600,698
Tamron Co. Ltd.	3,400	101,248
Tokyo Gas Co. Ltd.	59,400	1,373,019
Tokyo Seimitsu Co. Ltd.	1,200	69,421
Tokyo Steel Manufacturing Co. Ltd.	31,000	375,111
Tomy Co. Ltd.	3,400	47,666
Toyota Boshoku Corp.	8,800	151,356
Toyota Motor Corp.	22,000	414,670
Toyota Tsusho Corp.	7,200	397,734
Yamato Kogyo Co. Ltd.	12,900	649,264
		28,819,548
JORDAN — 0.8%
Hikma Pharmaceuticals PLC	47,728	1,038,481
MALTA — 0.4%
Kindred Group PLC SDR	64,497	538,504
NETHERLANDS — 4.0%
ASML Holding NV	1,464	992,791
Security Description	Shares	Value
ING Groep NV	71,764	$1,005,967
Koninklijke Ahold Delhaize NV	28,340	819,325
Koninklijke Philips NV	27,210	555,932
Shell PLC	47,723	1,542,345
Van Lanschot Kempen NV ADR	6,762	212,717
		5,129,077
NORWAY — 1.2%
Equinor ASA	7,844	252,358
Hoegh Autoliners ASA	35,523	286,615
MPC Container Ships ASA	22,306	28,583
Stolt-Nielsen Ltd.	10,625	307,360
Telenor ASA	62,542	672,243
		1,547,159
SINGAPORE — 3.6%
BW LPG Ltd. (b)	41,419	603,296
ComfortDelGro Corp. Ltd.	469,700	452,952
Oversea-Chinese Banking Corp. Ltd.	155,300	1,455,829
Singapore Airlines Ltd.	110,700	524,660
STMicroelectronics NV	32,891	1,555,770
		4,592,507
SPAIN — 4.2%
ACS Actividades de Construccion y Servicios SA (a)	33,331	1,329,691
Banco Bilbao Vizcaya Argentaria SA	185,257	1,715,255
Banco Santander SA	435,468	1,801,701
Cia de Distribucion Integral Logista Holdings SA	9,460	244,868
Lar Espana Real Estate Socimi SA REIT	4,805	31,957
Telefonica SA (a)	53,295	229,378
		5,352,850
SWEDEN — 1.4%
Atea ASA (c)	10,939	122,938
Betsson AB Class B (c)	59,209	614,981
Elekta AB Class B	8,376	65,229
Granges AB	8,266	90,656
Inwido AB	14,555	179,861
Loomis AB	20,778	551,105
Swedbank AB Class A	10,170	186,235
		1,811,005
SWITZERLAND — 5.9%
Aryzta AG (c)	319,365	587,527
BKW AG	6,930	1,221,870
EFG International AG	53,052	639,750
Logitech International SA	14,644	1,274,933
Medacta Group SA (b)	867	116,630
Meier Tobler Group AG	1,085	44,852
Novartis AG	29,112	2,829,752
Sandoz Group AG (c)	5,958	170,160
Siegfried Holding AG	82	73,835
Swiss Life Holding AG	561	359,137

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2023 (Unaudited)

Security Description	Shares	Value
Zehnder Group AG	4,475	$248,100
		7,566,546
UNITED KINGDOM — 10.7%
3i Group PLC	33,208	935,731
AstraZeneca PLC	11,778	1,505,648
BAE Systems PLC	24,953	330,769
Balfour Beatty PLC	65,005	266,878
BP PLC	141,245	854,306
Centrica PLC	704,331	1,325,326
Coca-Cola Europacific Partners PLC	11,252	682,321
Dunelm Group PLC	37,971	499,498
Firstgroup PLC (a)	80,754	163,320
Grafton Group PLC CDI	62,010	633,478
HSBC Holdings PLC	115,933	881,231
J Sainsbury PLC	332,878	1,201,471
Johnson Service Group PLC	113,859	189,164
Kier Group PLC (c)	105,832	145,365
Mitie Group PLC	354,474	438,555
Next PLC	14,383	1,439,914
Redde Northgate PLC	43,975	199,303
Sage Group PLC	28,117	401,286
Tesco PLC	410,678	1,481,759
Tyman PLC	14,025	46,566
		13,621,889
UNITED STATES — 8.0%
CRH PLC	21,653	1,362,964
GSK PLC	102,830	1,842,632
Holcim AG	21,975	1,613,558
Nestle SA	10,440	1,184,440
Roche Holding AG	1,469	395,977
Sanofi SA	22,510	2,093,953
Stellantis NV	78,209	1,694,268
		10,187,792
TOTAL COMMON STOCKS (Cost $117,986,514)		125,670,922

SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.35% (d) (e)	209,248	209,248
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	617,013	$617,013
TOTAL SHORT-TERM INVESTMENTS (Cost $826,261)		826,261
TOTAL INVESTMENTS — 99.2% (Cost $118,812,775)		126,497,183
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		1,032,233
NET ASSETS — 100.0%		$127,529,416
(a)	All or a portion of the shares of the security are on loan at November 30, 2023.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.8% of net assets as of November 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended November 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at November 30, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended November 30, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

At November 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	9	12/15/2023	$901,155	$956,970	$55,815

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$125,670,922	$—	$—	$125,670,922
Short-Term Investments	826,261	—	—	826,261
TOTAL INVESTMENTS	$126,497,183	$—	$—	$126,497,183
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$55,815	$—	$—	$55,815
TOTAL OTHER FINANCIAL INSTRUMENTS:	$55,815	$—	$—	$55,815
Industry Breakdown as of November 30, 2023

% of Net Assets
Banks	13.5%
Pharmaceuticals	9.8
Trading Companies & Distributors	6.4
Automobiles	5.5
Consumer Staples Distribution & Retail	4.1
Metals & Mining	4.0
Oil, Gas & Consumable Fuels	3.7
Construction Materials	3.5
Semiconductors & Semiconductor Equipment	3.4
Insurance	2.5
Health Care Providers & Services	2.4
Construction & Engineering	2.4
Commercial Services & Supplies	2.2
Technology Hardware, Storage & Peripherals	2.1
Electric Utilities	2.1
Food Products	2.0
Beverages	1.8
Retail REITs	1.7
Diversified Telecommunication Services	1.6
Building Products	1.6
Capital Markets	1.6
Automobile Components	1.5
Multi-Utilities	1.4
Broadline Retail	1.2
IT Services	1.2
Media	1.1
Diversified REITs	1.1
Marine Transportation	1.1
Gas Utilities	1.1
Financial Services	1.1
Hotels, Restaurants & Leisure	1.0
Textiles, Apparel & Luxury Goods	0.9
Real Estate Management & Development	0.9
Machinery	0.8
Electronic Equipment, Instruments & Components	0.8
Specialty Retail	0.7
Ground Transportation	0.6
Health Care Equipment & Supplies	0.6
Industrial Conglomerates	0.5
Chemicals	0.5
Professional Services	0.5
Passenger Airlines	0.4
Software	0.4
Leisure Equipment & Products	0.4
Aerospace & Defense	0.3
Air Freight & Logistics	0.2
Household Durables	0.1
Wireless Telecommunication Services	0.1
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2023 (Unaudited)

% of Net Assets
Life Sciences Tools & Services	0.1%
Containers & Packaging	0.0*
Distributors	0.0*
Short-Term Investments	0.7
Other Assets in Excess of Liabilities	0.8
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 8/31/23	Value at 8/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/23	Value at 11/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	457,641	$457,641	$4,415,683	$4,664,076	$—	$—	209,248	$209,248	$12,146
State Street Navigator Securities Lending Portfolio II	3,698,736	3,698,736	5,565,006	8,646,729	—	—	617,013	617,013	3,226
Total		$4,156,377	$9,980,689	$13,310,805	$—	$—		$826,261	$15,372
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Notes to Schedule of Investments
November 30, 2023 (Unaudited)

Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A "significant event" is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund's portfolio securities to no longer reflect their value at the time of the Fund's net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the  Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Notes to Schedule of Investments  (continued)
November 30, 2023 (Unaudited)

•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of November 30, 2023 is disclosed in the Fund’s respective Schedule of Investments.
Futures Contracts
The Fund may enter into futures contracts to meet the Fund's objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in the Net cash at broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended November 30, 2023, the Fund entered into futures contracts in order to equitize cash.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended November 30, 2023, are disclosed in the Fund's Schedule of Investments.
Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the Form N-PORT filing was issued and has determined that there were no subsequent events requiring adjustment or disclosure in the Form N-PORT filing.